UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Telemark Asset Management, LLC
Address:     One International Place, Suite 2401
             Boston, Massachusetts 02110

13 File Number: 028-12649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Brian C. Miley
Title:       Chief Financial Officer
Phone:       (617) 526-8910

Signature, Place and Date of Signing     /s/ Brian C. Miley             Boston, Massachusetts       May 11, 2012
                                         --------------------------     -----------------------     -------------------
                                         [Signature]                    [City, State]               [Date]
                                         Brian C. Miley, Chief
                                         Financial Officer

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     50 Data Records

Form 13F Information Table Value Total:     $256,477 (thousands)

Telemark Fund, LP
3/31/2012

                                                                   SHRS
                                 Title of                Value     or PRN    SH/ PUT/ Investment  Other          Voting Authority
                                  Class        CUSIP   (x$1,000)   Amount    PRN CALL Discretion Managers      Sole   Shares   None

SPDR GOLD TRUST GOLD SHARES NPV   Gold Shs   78463V107   17,833     110,000  SH          Sole                 110,000
GREEN PLAINS RENEWABLE ENERGY     Com        393222104   15,646   1,450,000  SH          Sole               1,450,000
AMAZON COM                        Com        023135106   15,188      75,000  SH          Sole                  75,000
CLEAN HARBORS                     Com        184496107   13,466     200,000  SH          Sole                 200,000
GOLDCORP                          Com        380956409   12,166     270,000  SH          Sole                 270,000
GOLAR LNG                         Shs        G9456A100   10,654     280,000  SH          Sole                 280,000
VERIZON COMMUNICATIONS INC COM    Com        92343V104    8,602     225,000  SH          Sole                 225,000
AMERIGON                          Com        03070L300    8,333     515,000  SH          Sole                 515,000
ROYAL GOLD                        Com        780287108    8,153     125,000  SH          Sole                 125,000
INFORMATICA                       Com        45666Q102    7,935     150,000  SH          Sole                 150,000
CEPHEID                           Com        15670R107    7,111     170,000  SH          Sole                 170,000
MARVELL TECHNOLOGY GROUP
  LTD ORD                         Ord        G5876H105    7,079     450,000  SH          Sole                 450,000
CREDIT ACCEPTANCE ORD             Com        225310101    6,566      65,000  SH          Sole                  65,000
KANSAS CITY SOUTHERN ORD          Com        485170302    6,452      90,000  SH          Sole                  90,000
OLD DOMINION FREIGHT LINE ORD     Com        679580100    6,197     130,000  SH          Sole                 130,000
APPLE                             Com        037833100    5,996      10,000  SH          Sole                  10,000
MARKET VECTORS ETF MARKET         Gold
  GOLD MINERS ET                  Miner ETF  57060U100    5,945     120,000  SH          Sole                 120,000
KENMARE RESOURCES PLC             Com        G52332106    5,622   7,000,000  SH          Sole               7,000,000
WASTE CONNECTION                  Com        941053100    5,530     170,000  SH          Sole                 170,000
JB HUNT TRANSPORT SERVICES        Com        445658107    5,437     100,000  SH          Sole                 100,000
D R HORTON INC                    Com        23331A109    5,310     350,000  SH          Sole                 350,000
SIMPSON MANUF                     Com        829073105    4,838     150,000  SH          Sole                 150,000
ELDORADO GOLD                     Com        284902103    4,809     350,000  SH          Sole                 350,000
HMS HOLDINGS                      Com        40425J101    4,682     150,000  SH          Sole                 150,000
LANDSTAR SYSTEM                   Com        515098101    4,618      80,000  SH          Sole                  80,000
BARRICK GOLD                      Com        067901108    4,348     100,000  SH          Sole                 100,000
NEWMONT MINING                    Com        651639106    3,589      70,000  SH          Sole                  70,000
HOME DEPOT INC COM                Com        437076102    3,522      70,000  SH          Sole                  70,000
WELLS FARGO & CO                  Com        949746101    3,414     100,000  SH          Sole                 100,000
GOLAR LNG PARTN GOLR LNG          Com        Y2745C102    3,341      90,000  SH          Sole                  90,000
ASSISTED LIVING CONCEPTS CL A     CL A New   04544X300    3,322     200,000  SH          Sole                 200,000
PIER 1 IMPORTS                    Com        720279108    2,727     150,000  SH          Sole                 150,000
USG ORD                           Com        903293405    2,580     150,000  SH          Sole                 150,000
MARTIN MARIETTA MATERIALS         Com        573284106    2,569      30,000  SH          Sole                  30,000
TOLL BROTHERS                     Com        889478103    2,399     100,000  SH          Sole                 100,000
GARMIN LTD                        SHS        H2906T109    2,349      50,000  SH          Sole                  50,000
LECROY                            Com        52324W109    2,078     200,000  SH          Sole                 200,000
KENNEDY WILSON HOLDINGS - INC     Com        489398107    2,025     150,000  SH          Sole                 150,000
PACIFIC ETHANOL INC               Com New    69423U206    1,980   1,800,000  SH          Sole               1,800,000
BROADSOFT INC COM                 Com        11133B409    1,913      50,000  SH          Sole                  50,000
OWENS CORNIING                    Com        690742101    1,802      50,000  SH          Sole                  50,000
LOWES COS INC COM                 Com        548661107    1,569      50,000  SH          Sole                  50,000
SALESFORCE.COM INC                Com        79466L302    1,545      10,000  SH          Sole                  10,000
QUANEX BUILDING PRODUCTS          Com        747619104    1,410      80,000  SH          Sole                  80,000
VITRAN CORP INC COM               Com        92850E107      958     120,000  SH          Sole                 120,000
Pulte Group Inc                   Com        745867101      885     100,000  SH          Sole                 100,000
MASCO CORP                        Com        574599106      669      50,000  SH          Sole                  50,000
AIXTRON AG                        Sponsored
                                  ADR        009606104      520      30,000  SH          Sole                  30,000
TENNANT CO                        Com        880345103      440      10,000  SH          Sole                  10,000
GREAT LAKES DREDGE & DOCK
  CORP COM                        Com        390607109      361      50,000  SH          Sole                  50,000